STATEMENTS OF CASH FLOWS - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss)	$ (5,000)	$ (713,794)	$ (1,420,405)	$ (2,134,199)
Increase (Decrease) in Operating Capital [Abstract]
Accrued expenses	5,000
Net cash used in operating activities				0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Cash and cash equivalents, beginning of period	0		0	0
Cash and cash equivalents, end of period	0	0		0		$ 0
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss)		1,822,591	(245,847)	1,576,744	$ 541,762	(2,133,335)	$ 1,067,484
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account		(486,027)		(997,778)	(1,589,210)	(2,618,937)	(2,076,558)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses				28,085	(208,604)	(1,147)	313,397
Accounts payable				26,012	13,717	64,632	(107,181)
Accrued expenses				308,707	529,319	3,842,929	227,665
Due to related party				(210,000)	60,000	120,000	90,000
Net cash used in operating activities				(711,133)	(653,016)	(725,858)	(485,193)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash deposited in Trust Account				(724,000)	(560,000)	(1,400,000)	0
Cash withdrawn from Trust Account for redemption				4,358,804	115,071,882	115,071,882	0
Net cash used in investing activities				3,634,804	114,511,882	113,671,882	0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from convertible promissory note - related party				1,441,000	1,140,000	2,055,000	120,000
Redemption of Class A ordinary shares			(4,358,804)	(4,358,804)	(115,071,882)	(115,071,882)	0
Offering costs paid						0	(45,000)
Net cash provided by financing activities				(2,917,804)	(113,931,882)	(113,016,882)	75,000
Net change in cash				5,867	(73,016)	(70,858)	(410,193)
Cash and cash equivalents, beginning of period			$ 20,191	20,191	91,049	91,049	501,242
Cash and cash equivalents, end of period	$ 20,191	$ 26,058		$ 26,058	$ 18,033	$ 20,191	$ 91,049